OTHER EXPLANATORY INFORMATION	12 Months Ended
Dec. 31, 2019
OTHER EXPLANATORY INFORMATION
OTHER EXPLANATORY INFORMATION

Videotron Ltd. (the "Corporation") is incorporated under the laws of Quebec and is a wholly owned subsidiary of Quebecor Media Inc. (the parent corporation) which itself is a wholly owned subsidiary of Quebecor Inc. (the ultimate parent corporation). Unless the context otherwise requires, Videotron or the Corporation refer to Videotron Ltd. and its subsidiaries.  The Corporation’s head office and registered office is located at 612 Saint-Jacques Street, Montreal (Quebec), Canada.

% equity and voting
Videotron Infrastructures Inc.	100.0%
Videotron US Inc.	100.0%
Fibrenoire Inc.	100.0%
SETTE Inc.	84.53%

The Corporation offers television distribution, Internet access, business solutions, cable and mobile telephony and over-the-top video services in Canada and is engaged in the rental of movies and televisual products through its video-on-demand services.